financial instruments - Fair values Non-derivative (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments
Long-term debt	$ 14,101	$ 13,660
Measured at amortized cost but fair value disclosed
Disclosure of detailed information about financial instruments
Long-term debt	14,209	14,255
Carrying value
Disclosure of detailed information about financial instruments
Long-term debt	$ 14,101	$ 13,660